SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories
Inventory written-down
Advertising and promotional expenses
Advertising and marketing expenses